Annual Notice of Securities Sold Pursuant to Rule 24F-2


                          UNITED STATES


               SECURITIES AND EXCHANGE COMMISSION


                     Washington, D.C. 20549

                           FORM 24F-2

                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:

     Westcore Trust
     370 17th Street, Suite 3100
     Denver, CO  80202

2.   The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):   /x/

3.   Investment Company Act File Number: 811-3373

     Securities Act File Number: 2-75677

4(a) Last day of fiscal year for which this Form is filed:

     May 31, 2000

4(b) / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) / / Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

        (i) Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                   $ 593,746,765

        (ii) Aggregate price of securities
        redeemed or repurchased during the
        fiscal year:                        $ 631,836,585

        (iii) Aggregate price of securities redeemed
        or repurchased during any prior fiscal
        year ending no earlier than October
        11, 1995 that were not previously used
        to reduce registration fees payable
        to the Commission:                  $1,508,641,480

        (iv) Total available redemption credits
        [add Items 5(ii) and 5(iii):        $2,140,478,065

        (v) Net sales -- if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                    $          0

        (vi) Redemption credits available for use
        in future years - if Item 5(i) is less
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                    ($1,546,731,300)

        (vii) Multiplier for determining registration
        fee (See Instruction C.9):                .0264%

        (viii) Registration fee due [multiply Item
        5(v) by Item 5(vii)] (enter "0" if no
        fee is due):                           $         0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
D):

$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                           / / Wire Transfer
                           / / Mail or other means

                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Lisa A. Bruckert
                           Lisa A. Bruckert, Asst. Treasurer

Date August 3, 2000

* Please print the name and title of the signing officer below the signature.